September 30, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds Steinberg Select Fund File Nos. 002-67052; 811-03023 Post-Effective Amendment No. 427

Ladies and Gentlemen:

We have acted as counsel to Forum Funds (the "Trust") in connection with the preparation of Post-Effective Amendment No. 427 to the Trust's registration statement on Form N-1A (the "Amendment"), and we have reviewed a copy of the Amendment being filed with the Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/K&L Gates LLP